Intangible Assets - Estimated Aggregate Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 1,079
2015	736
2016	141
2017	51
2018	33
Intangible assets, Net	$ 2,040	$ 5,242